Finance income and cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Analysis of finance income
Interest on cash and equivalents		$ 105,151	$ 78,793	$ 47,029
Interest on recovery of guarantee deposits		644	23,792
Others			6	5
Total finance income	$ 5,361	105,795	102,591	47,034
Analysis of finance cost
Cost of letter credit notes		42,294	28,067	18,279
Interest on debts and borrowings		37,565	1,245
Bank fees and others		5,279	5,804	3,424
Other finance costs		1,219
Total finance costs	$ 4,376	86,357	35,116	21,703
Capitalized borrowing costs
Interest on debts and borrowings		230,954	96,690	90,057
Capitalized interest		(193,389)	(95,445)	$ (90,057)
Interest on debts and borrowing in the consolidated statements of operations		$ 37,565	$ 1,245